Summary Of Significant Accounting Polices - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands				12 Months Ended
	Jul. 31, 2021 Reporting_Unit	Mar. 31, 2021 CNY (¥) Reporting_Unit	May 30, 2019 USD ($) shares	Mar. 31, 2022 CNY (¥) shares	Mar. 31, 2022 USD ($) shares	Mar. 31, 2021 CNY (¥) shares	Mar. 31, 2021 USD ($) shares	Mar. 31, 2020 CNY (¥) shares	Mar. 31, 2020 USD ($) $ / shares shares	Apr. 01, 2022 CNY (¥)	Mar. 31, 2022 USD ($) $ / shares	Mar. 28, 2022	Mar. 18, 2022 $ / shares	Aug. 26, 2021 USD ($)	Mar. 31, 2021 $ / shares	Sep. 13, 2020 USD ($)	May 28, 2020 USD ($)	Dec. 09, 2018 $ / shares	May 24, 2013 $ / shares
Accounting Policies [Line Items]
Shares issued, price per share | $ / shares																			$ 0.00001
Exchange gains/(losses)				¥ 1,214	$ 192	¥ 5,574		¥ (4,136)
Other comprehensive income/(loss), Foreign currency translation adjustments				¥ (17,400)	$ (2,745)	(72,993)		105,433
Convenience translation exchange rate (RMB per US $1.00)				6.3393							6.3393
Inventory write downs				¥ 97		1,696		0
Aggregate amount of transaction price allocated to remaining performance obligations				3,178
Marketing expenses				34,365		46,676		73,795
Government grants received				8,608		15,819		13,938
Capital leases		¥ 0		0		0
Employee benefit expenses				¥ 37,586		30,654		55,833
Minimum percentage, appropriation to the statutory surplus fund of the after-tax profits				10.00%	10.00%
Maximum percentage of the registered capital where appropriation is not required				50.00%	50.00%
Impairment for intangible assets				¥ 48,890	$ 7,712	0		¥ 0
Short term borrowings		¥ 0		¥ 10,064		0					$ 1,588
Short term debt bearing fixed interest rate percentage				6.80%							6.80%
Debt Instrument, Term				12 months	12 months
Number of reporting units | Reporting_Unit		1
Operating Lease, Liability										¥ 20,000
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]										Operating Lease, Liability
Operating Lease Right Of Use Assets										¥ 12,000
Open Market
Accounting Policies [Line Items]
Repurchase of ordinary shares value						24,362	$ 3,642
Stock Repurchase Weighted Average Price | $ / shares															$ 0.08
From Certain Shareholders
Accounting Policies [Line Items]
Repurchase of ordinary shares | shares				25,644,050	25,644,050
Repurchase of ordinary shares value				¥ 9,689	$ 1,502	95,496	$ 13,799
Stock Repurchase Weighted Average Price | $ / shares											$ 0.06				0.09
Class A Ordinary Shares
Accounting Policies [Line Items]
Shares issued, price per share | $ / shares											0.00001				$ 0.00001			$ 0.00001
Repurchase of ordinary shares | shares								10,456,075	10,456,075
Number of ordinary shares represented by each ADS | shares			300
Repurchase of ordinary shares value						¥ 6,566			$ 951
Stock Repurchase Weighted Average Price | $ / shares									$ 0.09
Class A Ordinary Shares | Open Market
Accounting Policies [Line Items]
Repurchase of ordinary shares | shares				80,656,025	80,656,025	44,555,900	44,555,900
Repurchase of ordinary shares value				¥ 40,617	$ 6,095
Stock Repurchase Weighted Average Price | $ / shares											0.08
Class A Ordinary Shares | From Certain Shareholders
Accounting Policies [Line Items]
Repurchase of ordinary shares | shares				161,960,075	161,960,075	161,960,075	161,960,075
Repurchase of ordinary shares value				¥ 95,496	$ 13,799
Stock Repurchase Weighted Average Price | $ / shares											$ 0.09
ADR [Member]
Accounting Policies [Line Items]
Shares issued, price per share | $ / shares													$ 0.00001
Depository receipt listing ratio												300	25
Statutory Reserves
Accounting Policies [Line Items]
Appropriations to statutory surplus fund and other reserve funds				¥ 0		¥ 701		¥ 155
American Depository Shares [Member]
Accounting Policies [Line Items]
Stock repurchase authorized value | $			$ 15,000											$ 10,000		$ 10,000	$ 10,000
Ruisha Technology [Member]
Accounting Policies [Line Items]
Number of reporting units | Reporting_Unit	2
Maximum
Accounting Policies [Line Items]
Loan receivable term				12 months	12 months
Operating lease agreements, initial lease term				5 years							5 years
Minimum
Accounting Policies [Line Items]
Loan receivable term				1 month	1 month